Summary of Significant Accounting Policies (Detail) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2019	Sep. 19, 2019
Significant Accounting Policies [Line Items]
Foreign currency transaction, losses	$ (71,000)	$ 790,000		$ (378,000)	$ 362,000	$ (496,000)
Cash	7,900,000		$ 3,600,000	6,800,000	3,600,000
Revenue	38,800,000	32,661,000		151,533,000	116,099,000	107,314,000
Revenue deferred under contracts with customers	73,200,000		60,600,000	74,700,000	60,600,000
Revenue recognized	22,900,000	20,500,000		52,200,000	54,700,000
Revenue in future periods	$ 156,100,000			$ 153,600,000
Percentage of revenue recognize	63.00%			66.00%
Accumulated deficit	$ (313,739,000)		(233,957,000)	$ (299,789,000)	(233,957,000)
Commission expense					11,000,000
Impairment Charges				0	0	0
Revenue						7,600,000
Deferred tax assets			16,753,000	15,278,000	16,753,000
Full valuation allowance			10,133,000	5,530,000	10,133,000
Effective tax rate	21.00%
Termed License and Support [Member]
Significant Accounting Policies [Line Items]
Revenue	$ 8,727,000	7,744,000		38,949,000	26,985,000	21,802,000
SaaS and Termed License And Support [Member]
Significant Accounting Policies [Line Items]
Revenue in future periods	120,100,000			118,800,000
Deferred contract costs [Member]
Significant Accounting Policies [Line Items]
Deferred sales commissions	$ 32,800,000		28,400,000	$ 31,900,000	28,400,000
Accounting Standards Update 2014-09 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Significant Accounting Policies [Line Items]
Accumulated deficit			(48,000,000)		(48,000,000)
AvePoint EduTech PTE. LTD. [Member]
Significant Accounting Policies [Line Items]
Ownership percentage	76.09%			77.78%
AvePoint EduTech PTE. LTD. [Member] | AEPL PTE. LTD. [Member]
Significant Accounting Policies [Line Items]
Ownership percentage	23.91%			22.22%
Transferred at Point in Time [Member] | Termed License and Support [Member]
Significant Accounting Policies [Line Items]
Revenue	$ 5,700,000	5,200,000		$ 29,500,000	20,800,000
Other Income (Expense) [Member]
Significant Accounting Policies [Line Items]
Foreign currency transaction, losses	100,000	900,000		600,000	700,000	$ 200,000
Sales and Marketing Expense [Member]
Significant Accounting Policies [Line Items]
Amortization of deferred sales commissions	2,200,000	2,500,000		10,500,000	7,700,000
As Previously Reported [Member] | Accounting Standards Update 2014-09 [Member]
Significant Accounting Policies [Line Items]
Revenue					114,500,000
Commission expense					13,900,000
Apex Technology Acquisition Corp [Member]
Significant Accounting Policies [Line Items]
Cash	50,000			50,000
Accumulated deficit	$ (29,446,055)		$ 2,965,368	$ (57,757,667)	2,965,368
Maturity period of short term investments, description				The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents.
Weighted average number of common shares outstanding	35,000,000		35,000,000	35,000,000
Federal depository insurance coverage	$ 250,000		$ 250,000	$ 250,000	250,000
Deferred tax assets			61,973	1,568,202	61,973
Full valuation allowance			61,973	$ 1,568,202	61,973
Income tax expenses		$ 392,000
Effective tax rate	0.00%	7.00%
Weighted average share price (in Dollars per share)	$ 14
Apex Technology Acquisition Corp [Member] | Private Placement Warrants [Member]
Significant Accounting Policies [Line Items]
Proposed public offering number of shares (in Shares)	17,905,000			17,905,000
Apex Technology Acquisition Corp [Member] | Initial Public Offering [Member]
Significant Accounting Policies [Line Items]
Offering costs	$ 19,806,442			$ 19,806,442
Offering cost stockholders equity amount	18,818,200			18,818,200
Offering cost expenses	988,242			988,242
Apex Technology Acquisition Corp [Member] | As Previously Reported [Member]
Significant Accounting Policies [Line Items]
Accumulated deficit		$ 1,716,495	$ 900,810	(3,350,275)	$ 900,810		$ 1,384,926	$ 1,561,255	$ 28,595	$ (4,065)
Deferred tax assets	2,099,000			137,000
Full valuation allowance	$ 2,099,000			$ 137,000
Non Redeemable Common Stock [Member] | Apex Technology Acquisition Corp [Member]
Significant Accounting Policies [Line Items]
Non redeemable common stock (in Shares)	810,000	810,000	810,000	810,000